Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax
Net UTB impacting the effective tax rate	$ 369	$ 265	$ 262
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis	2	(14)	$ 22
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	$ 45	$ 44
Increase (decrease) in effective income tax rate from prior reporting period to current reporting period (as a percent)	0.20%	0.80%
Impact of factors that decreased the effective tax rate from prior reporting period to current reporting period (as a percent)	(2.20%)	(0.80%)
Impact of factors that increased the effective tax rate from prior reporting period to current reporting period (as a percent)	2.40%	1.60%
Amount of years inclusion of US R&D credit due to reinstatement in 2013		2 years
Deferred Tax Assets, Valuation Allowance	$ 31	$ 22
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	35.00%	35.00%	35.00%
State income taxes--net of federal benefit	1.10%	0.90%	0.90%
International income taxes - net	(3.80%)	(5.80%)	(6.30%)
U.S. research and development credit	(0.50%)	(0.40%)	(0.70%)
Reserves for tax contingencies	(1.00%)	0.60%	1.20%
Domestic manufacturer's deduction	(1.80%)	(1.30%)	(1.60%)
All other--net	0.10%	(0.10%)	(0.40%)
Effective tax rate (as a percent)	29.10%	28.90%	28.10%
Federal, State and Foreign Tax
Gross UTB Balance at January 1	$ 583	$ 659	$ 528
Additions based on tax positions related to the current year	77	201	97
Additions for tax positions of prior years	140	30	158
Reductions for tax positions of prior years	(399)	(74)	(29)
Settlements (UTB decreases)	(4)	(154)	(17)
Reductions due to lapse of applicable statute of limitations	(16)	(79)	(78)
Gross UTB Balance at December 31	381	$ 583	$ 659
Federal
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 31
Federal | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	20 years
Federal | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	15 years
State
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 2
State | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	10 years
State | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	5 years
International
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 76
Tax effected operating loss, capital loss, and tax credit carryovers, expiration dates majority of high end of range	4 years
International | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	1 year